Accounts Receivable, Net - Balance of accounts receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable, gross	¥ 382,197	¥ 377,086
Allowance for expected credit losses	(85,419)	(106,654)
Accounts receivable, net	¥ 296,778	¥ 270,432